                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22188

                      Van Kampen Retirement Strategy Trust
               (Exact name of registrant as specified in charter)

  522 Fifth Avenue, New York, New York                          10036
(Address of principal executive offices)                     (Zip code)

                           Stefanie V. Chang Yu, Esq.
                                Managing Director
                     Morgan Stanley Investment Advisors Inc.
                                522 Fifth Avenue
                            New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397

Date of fiscal year end: 8/31

Date of reporting period: 7/1/08-6/30/09

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22188
Reporting Period: 07/01/2008 - 06/30/2009
Van Kampen Retirement Strategy Trust









=================== VAN KAMPEN 2010 RETIREMENT STRATEGY FUND ===================

     There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=================== VAN KAMPEN 2015 RETIREMENT STRATEGY FUND ===================

     There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=================== VAN KAMPEN 2020 RETIREMENT STRATEGY FUND ===================

     There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=================== VAN KAMPEN 2025 RETIREMENT STRATEGY FUND ===================

     There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=================== VAN KAMPEN 2030 RETIREMENT STRATEGY FUND ===================

     There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=================== VAN KAMPEN 2035 RETIREMENT STRATEGY FUND ===================

     There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=================== VAN KAMPEN 2040 RETIREMENT STRATEGY FUND ===================

     There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=================== VAN KAMPEN 2045 RETIREMENT STRATEGY FUND ===================

     There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=================== VAN KAMPEN 2050 RETIREMENT STRATEGY FUND ===================

     There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



==================== VAN KAMPEN IN RETIREMENT STRATEGY FUND ====================

     There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
 ========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Retirement Strategy Trust


By (Signature and Title)* /s/ Edward C. Wood III
                          ---------------------------------
                          Edward C. Wood III
                          President and Principal Executive
                          Officer - Office of the Funds

Date August 28, 2009

* Print the name and title of each signing officer under his or her signature.